Employee benefits (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Employee Benefits [Abstract]
Expected Contributions to plan on gratuity fund, net defined benefit liability asset	₨ 119,640
Contributions to plan, net defined benefit liability (asset)	275,316	₨ 244,403	₨ 194,451
Contributions to plan by employer, net defined benefit liability (asset)	₨ 18,559	₨ 19,912